UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Archer Capital Management, L.P.
Address: 570 Lexington Avenue
         40th Floor
         New York, New York  10022

13F File Number:  028-14196

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Eric Edidin
Title:     Managing Member of the General Partner
Phone:     212.319.2775

Signature, Place, and Date of Signing:

 /s/ Eric Edidin     New York, New York/USA     November 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    31

Form 13F Information Table Value Total:    $339,723 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALERE INC                      COM              01449J105     3194   163855 SH       SOLE                   163855
ALERE INC                      PERP PFD CONV SE 01449J204     7081    34906 SH       SOLE                    34906
AUGUSTA RES CORP               COM NEW          050912203    13260  4911043 SH       SOLE                  4911043
BLUE WOLF MONGOLIA HOLDINGS    *W EXP 07/20/201 G11962118      205   500000 SH       SOLE                   500000
BLUE WOLF MONGOLIA HOLDINGS    SHS              G11962100     4910   500000 SH       SOLE                   500000
DANA HLDG CORP                 COM              235825205    18675  1518319 SH       SOLE                  1518319
EXIDE TECHNOLOGIES             FRNT 9/1         302051AL1     7820  8500000 SH       SOLE                  8500000
FAIRPOINT COMMUNICATIONS INC   COM NEW          305560302    10800  1428533 SH       SOLE                  1428533
GLOBAL EAGLE ACQUISITION COR   *W EXP 05/13/201 37951D110      461  1487500 SH       SOLE                  1487500
GLOBAL EAGLE ACQUISITION COR   COM              37951D102     8831   887500 SH       SOLE                   887500
HEADWATERS INC                 COM              42210P102    12088  1837127 SH       SOLE                  1837127
LEAR CORP                      COM NEW          521865204    16423   434588 SH       SOLE                   434588
LUMOS NETWORKS CORP            COM              550283105    13400  1704783 SH       SOLE                  1704783
MACQUARIE INFRASTR CO LLC      MEMBERSHIP INT   55608B105    56076  1351874 SH       SOLE                  1351874
MGIC INVT CORP WIS             COM              552848103     1433   936722 SH       SOLE                   936722
PRIMUS TELECOMMUNICATIONS GR   COM              741929301    16409  1074581 SH       SOLE                  1074581
PROSHARES TR                   ULTSHT CHINA 25  74347X567     2076    83000 SH       SOLE                    83000
RETAIL OPPORTUNITY INVTS COR   *W EXP 10/23/201 76131N119      148   141000 SH       SOLE                   141000
SAIC INC                       COM              78390X101    13220  1098000 SH       SOLE                  1098000
SPDR GOLD TRUST                GOLD SHS         78463V107     7687    44719 SH       SOLE                    44719
SPDR S&P 500 ETF TR            TR UNIT          78462F103    86310   599500 SH  PUT  SOLE                   599500
THQ INC                        COM PAR $.01     872443601      594   160461 SH       SOLE                   160461
THQ INC                        NOTE 5.000% 8/1  872443AB2     2850  5000000 SH       SOLE                  5000000
TMS INTL CORP                  CL A             87261Q103     4801   484925 SH       SOLE                   484925
TRIO MERGER CORP               COM              896697109     4975   500000 SH       SOLE                   500000
TRONOX LTD                     SHS CL A         Q9235V101     9296   410411 SH       SOLE                   410411
TRW AUTOMOTIVE HLDGS CORP      COM              87264S106     8746   200092 SH       SOLE                   200092
UNIVERSAL BUSINESS PMT SOL A   *W EXP 05/09/201 913384111      158   875000 SH       SOLE                   875000
UNIVERSAL BUSINESS PMT SOL A   COM              913384103     5250   875000 SH       SOLE                   875000
VIASYSTEMS GROUP INC           COM PAR$.01      92553H803      349    20185 SH       SOLE                    20185
XERIUM TECHNOLOGIES INC        COM NEW          98416J118     2197   627759 SH       SOLE                   627759